Money Market Funds (Details) - Money Market Funds [Member] - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Money market funds	$ 17,546	$ 15,721	$ 34,000
Level 1 [Member]
Money market funds	17,546	15,721	34,000
Level 2 [Member]
Money market funds
Level 3 [Member]
Money market funds